Financial Risk Management - Market Risk - Potential Impact of Changes in Interest Rates on Fixed Asset Portfolio (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 8,849.0	$ 7,261.0
U.S. treasury bond forward contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	330.8	846.5
Debt securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of fixed income portfolio, no change	16,295.3	16,315.4
Interest rate risk | Debt securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value of fixed income portfolio, 200 basis point increase	15,540.5	15,752.1
Hypothetical $ change effect on net earnings, 200 basis point increase	$ (624.5)	$ (463.3)
Hypothetical % change in fair value, 200 basis point increase	(4.60%)	(3.50%)
Fair value of fixed income portfolio, 100 basis point increase	$ 15,889.8	$ 16,018.9
Hypothetical $ change effect on net earnings, 100 basis point increase	$ (335.2)	$ (243.6)
Hypothetical % change in fair value, 100 basis point increase	(2.50%)	(1.80%)
Fair value of fixed income portfolio, no change	$ 16,295.3	$ 16,315.4
Fair value of fixed income portfolio, 100 basis point decrease	16,790.2	16,712.8
Hypothetical $ change effect on net earnings, 100 basis point decrease	$ 410.0	$ 326.8
Hypothetical % change in fair value, 100 basis point decrease	3.00%	2.40%
Fair value of fixed income portfolio, 200 basis point decrease	$ 17,348.4	$ 17,162.3
Hypothetical $ change effect on net earnings, 200 basis point decrease	$ 871.6	$ 695.8
Hypothetical % change in fair value, 200 basis point decrease	6.50%	5.20%